Credit facilities (Narrative) (Details)	Oct. 03, 2016 USD ($)	Mar. 30, 2017 USD ($)	Feb. 11, 2016 USD ($)	Aug. 07, 2013 USD ($)	Aug. 07, 2013 CAD ($)
RCM Credit Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount of notes				$ 6,400,000
Remaining principal portion of notes		$ 5,600,000
Interest rate				12.00%	12.00%
RCM Credit Agreement [Member] | Canadian Dollar [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount of notes					$ 8,500,000
Subordinated Secured Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount of notes			$ 2,900,000
Remaining principal portion of notes			$ 1,600,000
Interest rate			10.00%
Repayment of principal of subordinated facility	$ 1,300,000